FAIR VALUE MEASUREMENT - Changes in level 3 assets measured at fair value (Details 1) (Fair Value, Measurements, Nonrecurring, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 21,006	$ 30,608	$ 10,937
Real estate owned	1,258	1,972	2,268
Assets, fair value disclosure, nonrecurring	22,264	32,580	13,205
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans
Real estate owned
Assets, fair value disclosure, nonrecurring
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans
Real estate owned			2,268
Assets, fair value disclosure, nonrecurring			2,268
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	21,006	30,608	10,937
Real estate owned	1,258	1,972
Assets, fair value disclosure, nonrecurring	$ 22,264	$ 32,580	$ 10,937